Investments - Continuous Loss Position (Details) $ in Millions	Sep. 30, 2024 USD ($) security	Dec. 31, 2023 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 326.1	$ 1,649.9
Gross unrealized losses	(0.3)	(1.7)
Gross unrealized losses	$ (7.6)	$ (47.2)
Number of securities | security	195	764
U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 52.2	$ 362.2
Gross unrealized losses	(0.1)	(0.2)
Gross unrealized losses	$ (0.7)	$ (9.6)
Number of securities | security	20	52
Agencies
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 0.6	$ 5.9
Gross unrealized losses	0.0	0.0
Gross unrealized losses	$ 0.0	$ (0.1)
Number of securities | security	1	5
Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 2.7	$ 51.3
Gross unrealized losses	0.0	0.0
Gross unrealized losses	$ (0.1)	$ (1.8)
Number of securities | security	2	29
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 164.1	$ 894.8
Gross unrealized losses	(0.1)	(0.9)
Gross unrealized losses	$ (2.4)	$ (24.9)
Number of securities | security	106	527
Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 29.0	$ 84.3
Gross unrealized losses	(0.1)	(0.2)
Gross unrealized losses	$ (3.7)	$ (5.6)
Number of securities | security	37	54
Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 13.7	$ 43.2
Gross unrealized losses	0.0	(0.1)
Gross unrealized losses	$ (0.2)	$ (1.9)
Number of securities | security	6	23
Other asset backed securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 63.8	$ 208.2
Gross unrealized losses	0.0	(0.3)
Gross unrealized losses	$ (0.5)	$ (3.3)
Number of securities | security	23	74